OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income (expense) [Abstract]
OTHER OPERATING INCOME
8 OTHER OPERATING INCOME

	2020	2019	2018
	£m	£m	£m
Operating lease rental income	1,120	1,247	1,341
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 34)	145	196	268
Liability management	(216)	(101)	—
Share of results of joint ventures and associates	—	—	5
Intercompany recharges and other	1,001	1,350	929
Total other operating income	2,050	2,692	2,543